Commitments and Contingent Liabilities (Details) $ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2026 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)
Commitments and Contingent Liabilities [Line Items]
Unavoidable present		$ 173.9		$ 122.5
Customer prepayments		192.1			$ 190.3
Defense costs (in Dollars)			$ 50.0
Scientific research and experimental development	$ 5.3	$ 11.6
Outstanding percentage	50.00%	50.00%	50.00%
PSP [Member]
Commitments and Contingent Liabilities [Line Items]
Interest and penalties		$ 125.2